IPO Related Expenses (Tables)	12 Months Ended
Jun. 30, 2024
IPO Related Expenses [Abstract]
Schedule of IPO Related Expenses
	Consolidated
	30 June 2024	30 June 2023
	$	$

Legal fees	50,704	75,204
Consultant fees	14,122	14,152
Audit fees	101,978	188,963
	166,804	278,319